Fair value measurements - Information on investments where net asset value per share is calculated or disclosed (Detail) - JPY (¥) ¥ in Billions		6 Months Ended	12 Months Ended
		Sep. 30, 2018	Mar. 31, 2018
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 37	¥ 49
Unfunded commitments	[1]	14	13
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		16	25
Unfunded commitments	[1]
Redemption frequency (if currently eligible)	[2]	Monthly	Monthly
Hedge funds [Member] | Minimum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	1 day	1 day
Hedge funds [Member] | Maximum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	90 days	90 days
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 2	¥ 1
Unfunded commitments	[1]	¥ 2	¥ 2
Redemption frequency (if currently eligible)	[2]
Redemption notice
Private equity funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 18	¥ 22
Unfunded commitments	[1]	¥ 10	¥ 11
Redemption frequency (if currently eligible)	[2]
Redemption notice
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 1	¥ 1
Unfunded commitments	[1]	¥ 2
Redemption frequency (if currently eligible)	[2]
Redemption notice

[1]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[2]	The range in frequency with which Nomura can redeem investments.
[3]	The range in notice period required to be provided before redemption is possible.